Major Customers and Geographic Information (Tables)	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Six months ended June 30,
	2017	2016
	Unaudited

Israel	$2,714	$2,904
Asia	3,929	671
North America	3,085	630
Latin America	264	860
Europe	-	123

Total	$9,992	$5,188

Schedule of Revenue from Major Customers

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Six months ended June 30,
	2017	2016
	Unaudited
	%

Customer A	6	20
Customer B	3	16
Customer C	10	9
Customer D	24	5
Customer E	12	11
Customer F	17	-
Customer G	2	19